UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07359

                       HYPERION STRATEGIC BOND FUND, INC.
               (Exact name of registrant as specified in charter)

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                          NEW YORK, NEW YORK 10006-1404
               (Address of principal executive offices) (Zip code)

                            JOHN H. DOLAN, PRESIDENT
                       HYPERION STRATEGIC BOND FUND, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                         NEW YORK, NEW YORK, 10006-1404
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: July 31


Date of reporting period:  July 1, 2003 through June 30, 2004

Item 1.  Proxy Voting Record.

During the period covered by this report, the Registrant held no voting securities.


                                                    SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION STRATEGIC BOND FUND, INC.


By:  /s/John H. Dolan
     ______________________________
        John H. Dolan
        Principal Executive Officer

Date:  August 30, 2004